Offerings - Offering: 1	Sep. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, no par value
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	5.81
Maximum Aggregate Offering Price	$ 34,860,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,814.17
Offering Note	Pursuant to Rule 416, the securities being registered hereunder also include such indeterminable number of additional securities as may be issued to prevent dilution as a result of stock splits, stock dividends, or similar transactions. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Class A ordinary shares on September 24, 2026, as reported on Nasdaq, which was $5.81 per share.